Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 110,179,517	$ 110,855,356
Government Bonds collected	(27,901,421)	0
Accrued interests	3,985,217	3,457,960
Interests received from bonds	(4,547,770)	(3,411,432)
Impact of the valuation of bonds in UDIs	109,585	231,371
Amortized cost	270,498	144,580
Reversal of impairment (impairment) of bonds	2,546	(1,472)
Balance at the end of the period	$ 82,098,172	$ 111,276,363